Annual Total Returns- JPMorgan U.S. Government Money Market Fund (Morgan Shares) [BarChart] - Morgan Shares - JPMorgan U.S. Government Money Market Fund - Morgan	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	none	0.01%	0.01%	0.01%	0.01%	0.36%	1.30%	1.66%	0.22%